FIRST CORPORATION

1628 2nd Avenue, Suite 2C

New York, NY 10028

718.909.5080

February 26, 2007

United States Securities

And Exchange Commission

Attention:

Susann Reilly

Raj Rajan

John Reynolds

RE: First Corporation

Form SB-2, Amendment 10

Filed November 13, 2006

File No.: 333-122094

Dear Ms. Reilly, Mr. Ragan and Mr. Reynolds:

We are pleased to forward three clean and three redlined courtesy hard copies of Amendment Number 10 to First Corporation Registration Statement on Form SB-2/A under separate cover. This amendment contains accounting changes to our recently filed Amendment Number 9 as suggested by Mr. Ragan. Also, below are the responses to your comments on February 16, 2007.

General:

1. Please update the cash balance as of the most recent practicable date.

Updates have been made throughout the document beginning on page 4.

2. Clarify the amount of exploration expenditures as of the most recent practicable date.

Summary Financial Information page 2.

This comment has been complied with. Page 4.

3. Please revise the financial information here to be consistent with the most recent financial statements that are included in the registration statement.

We have updated the financial information throughout the filing.

Directors, Executive Officers, Promoters and Control Persons:

4.

We reissue prior comment five from our letter dated December 11, 2006.  Disclose the exemption relied upon in the resale of these securities from Mr. Forst to Mr. Larsen and the facts supporting reliance upon the exemption.  Explain how the resales complied with Rule 144 or why Rule 144 did not apply to these transactions.

We have included the proper exemption for this transaction. Please see page 28.

Description of Business:

5.

We note the disclosure that if you fail to complete the required minimum exploration work your claim will lapse on May 21, 2007.  We also note your plan to commence exploration on or before May 1, 2007.  Explain how you plan to satisfy the minimum exploration requirement in this short period of time. We note your additional disclosure that the advance of $7,000 to the geologist and the $5,000 for the GPS survey will be sufficient to satisfy this requirement.  Clarify whether the geologist will have performed he $7,000 worth of work by the May 21, 2007 date and if not, how this satisfies the requirements.  In addition, clarify how you plan to make these payments and complete these activities by this date in light of the lack of available capital.  In addition, if you do not raise any funds in this offering, clarify how you will satisfy these requirements.

This comment has been complied with. See page 32.

Plan of Operations, page 37

6.

Explain the reference to “cash on hand” providing the $100,000 for phase two.  It does not appear that the current cash balance would be sufficient to provide $100,000.

We note your comment and this section of the Registration Statement has been expanded to comply. Please see pages 41 & 44

7.

We reissue prior comment nine from our letter date December 11, 2006.  Clarify whether or not you will limit yourself to “mineral exploration” if you decide to seek other business opportunities.  If not, please disclose the other kinds of business opportunities you will seek.  Explain the reference to “oil and gas” exploration.  Will that be the focus or will you be open to any business opportunities?  We may have further comment.

We have noted this comment and have altered this section. Page 42.

8.

Please revise references to working capital in light of your supplemental response that this is actually the current cash balance.  Working capital is not the same as current cash.

We have removed all references to working capital in this section. See page 44.

Results of Operations and Liquidity and Capital Resources, page 42:

9.

Please revise the discussions to be consistent with the periods of financial statements included in the registration statement.

These revisions have been made throughout the filing. See page 44.

Summary Compensation Table, page 45:

10.

Update the table to include the information for 2006.

We have updated this section. Page 47

Interim Financial Statements:

Statements of Operations, page F-10 and Statements of Cash Flows, page F-11:

11.

The interim financial statements do not appear to be correct.  We note that the statements of operations and cash flows for the three months ended December 31,2005 and that the interim balance sheet as of December 31, 2006 is identical to the balance sheet as of September 30, 2006.  Please revise the registration statement t present financial statements for the appropriate periods as required by Item 310(b) of Regulation S-B and ensure that the financial statements are complete, internally consistent and contain no clerical errors.

We have re-done the 12/31/06 statements. F9 – F11.

Part II

Item 26.  Recent Sales of Unregistered Securities:

12

Please explain the basis for reliance upon Regulation S and Rule 504 for the stock split.  Consider whether another exemption was available, such as Section 3(a)(9) of the Securities Act.

We thank you for this comment and have made changes consistent with you suggestion.  Please see 69.

4.

Discuss the sophistication of the investors in each offering.  Explain your reference to “moderately sophisticated”.

We note your comment and have made changes to comply. Page 69